Taxes (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Taxes (Details) [Line Items]
Tax rate	3.00%	3.00%	3.00%
Income tax rate	25.00%	25.00%	25.00%
Enterprise Income Tax, description	During the years ended December 31, 2022, 2021, and 2020, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Issues Related to the Implementation of Inclusive Income Tax Reduction and Exemption Policy for Small and Low Profit Enterprises issued by the State Administration of Taxation on January 18, 2019, from January 1, 2019 to December 31, 2021, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the portion between RMB1 million and RMB3 million is subject to a reduced rate of 10%. Furthermore, according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of its taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%.	During the years ended December 31, 2022, 2021, and 2020, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Issues Related to the Implementation of Inclusive Income Tax Reduction and Exemption Policy for Small and Low Profit Enterprises issued by the State Administration of Taxation on January 18, 2019, from January 1, 2019 to December 31, 2021, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the portion between RMB1 million and RMB3 million is subject to a reduced rate of 10%. Furthermore, according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of its taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%.	During the years ended December 31, 2022, 2021, and 2020, Xinjiang United Family and all its three branch offices qualified as small-scaled minimal profit enterprises. Based on the EIT Law of PRC, and according to the Announcement on Issues Related to the Implementation of Inclusive Income Tax Reduction and Exemption Policy for Small and Low Profit Enterprises issued by the State Administration of Taxation on January 18, 2019, from January 1, 2019 to December 31, 2021, once an enterprise meets certain requirements and is identified as a small-scale minimal profit enterprise, the portion of its taxable income not more than RMB1 million is subject to a reduced rate of 5% and the portion between RMB1 million and RMB3 million is subject to a reduced rate of 10%. Furthermore, according to the Announcement on Implementing the Preferential Income Tax Policies for Small-Scale Minimal Profit Enterprise and Individually-Owned Businesses on April 2, 2021, the portion of its taxable income not more than RMB1 million is further reduced to 2.5% during the period from January 1, 2021 to December 31, 2022 and the portion between RMB1 million and RMB3 million remained at a reduced rate of 10%.
Income tax assessed rate	0.50%	0.50%	0.50%	0.50%	0.50%	1.00%	1.00%
Total tax exemption (in Dollars)	$ 15,711			$ 15,001		$ 3,480
Federal income tax rate	21.00%	21.00%	21.00%
Cumulative NOL (in Dollars)	$ 2,882,465			$ 9,695,396
Allowance for deferred tax assets	100.00%	100.00%	100.00%	100.00%	100.00%
Favorable tax rate	2.50%	2.50%	2.50%	2.50%	2.50%	5.00%	5.00%
Tax rates and tax exemption amount (in Dollars)	$ 223,920			$ 494,744		$ 358,406
Tax exemption rate	0.02%	0.02%	0.02%	0.05%	0.05%	0.04%	0.04%
Minimum [Member]
Taxes (Details) [Line Items]
Income tax fixed-rate	0.50%
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000			¥ 180,000		¥ 120,000
Maximum [Member]
Taxes (Details) [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000			¥ 25,000		¥ 33,000
Hong Kong [Member]
Taxes (Details) [Line Items]
Tax rate	8.25%	8.25%	8.25%
Assessable profit percentage	16.50%	16.50%	16.50%
Hong Kong [Member] | Minimum [Member]
Taxes (Details) [Line Items]
Assessable profits (in Dollars)			$ 2,000,000
Hong Kong [Member] | Maximum [Member]
Taxes (Details) [Line Items]
Assessable profits (in Dollars)			$ 2,000,000
U.S. [Member]
Taxes (Details) [Line Items]
Cumulative NOL (in Dollars)	$ 11,907,922
Additional NOL (in Dollars)	$ 2,212,526
UFG entities [Member]
Taxes (Details) [Line Items]
Income tax assessed rate	0.50%	0.50%	0.50%	0.50%	0.50%	1.00%	1.00%
UFG entities [Member] | Minimum [Member]
Taxes (Details) [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 180,000			¥ 180,000		¥ 120,000
UFG entities [Member] | Maximum [Member]
Taxes (Details) [Line Items]
Income tax assessed (in Yuan Renminbi) | ¥		¥ 33,000			¥ 25,000		¥ 33,000